Share-based Payments	12 Months Ended
Dec. 31, 2013
Share-based Payments
Share-based Payments

16. Share-based Payments

(a)
Stock incentive plan

        In March 2011, the Company adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the "2011 Plan"), which provide up to an aggregate of 7,350,000 ordinary shares of the Company as stock based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

        In 2012, the Company adopted the 2012 Plan, which provide up to an aggregate of 9,000,000 ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

        During the year ended December 31, 2011, 2012 and 2013, a total of 7,167,138, 758,048 and 450,569 share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan respectively.

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30, 2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
January 1, 2013	0.50	400,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 22, 2013	2.50	50,569	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

        The expiration dates of the above options were 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period was nine months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders' return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

        In the event of termination of the option holders' continuous service for cause, the option holders' right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Company shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The stock option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Company to exercise voting rights with respect to the shares.

        The Company uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 12% respectively.

        The assumptions used in determining the fair value of the share options were as follows:

Assumptions	2011	2012	2013
Expected dividend yield	0%	0%	0%
Risk-free interest rate	2.853%~4.127%	2.5362%~3.002%	3.19%~3.3%
Expected Volatility range	54%~56.68%	51.33%~53.12%	24.09%~34.77%
Expected life	10 years	10 years	10 years
Exercise multiples	2.2 to 2.8 times	2.2 to 2.8 times	2.2 to 2.8 times
Weighted average Fair value of underlying ordinary shares	3.39	8.36	8.88

Notes:

(1)
Expected dividend yield:

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)
Risk-free interest rate:

Risk-free interest rate was estimated based on the fair market yields of China International Government Bond as of the valuation dates with a maturity period close to the expected life of the options.

(3)
Expected volatility:

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected maturity period of the options.

(4)
Expected life:

As the Company did not have sufficient historical share option exercise experience, it estimated the expected life based on the term according to the option agreement.

(5)
Exercise multiples:

The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it estimated the exercise multiples based on researches conducted by Huddart and Lang (1995).

(6)
Fair value of underlying ordinary shares:
(i)
When estimating the fair value of the ordinary shares on grant dates as of March 18, 2011 and March 28, 2011, the Group determined its enterprise value by means of a discounted cash flow analysis using the retrospective approach, and when estimating the fair value of the ordinary shares on grant dates as of August 30, 2011 and November 30, 2011, the Group determined its enterprise price value by means of a discounted cash flow analysis using the contemporaneous approach. The discounted cash flow derived by management considered the Group's future business plan, specific business and financial risks, the stage of development of the Group's operations and economic and competitive elements affecting the Group's business, industry and market, and with reference to equity transactions of the Company. The Group then allocated the resulting enterprise value between the ordinary shares and Series A Preferred Shares. The fair values of the shares were determined with the assistance of an independent valuation firm.

(ii)
The Group attributed the ordinary shares underlying the options granted on July 10, 2011 at an estimated fair value of $4.31 per share, determined based on the linear relationship between the fair value of the ordinary shares as of June 15, 2011 and the fair value of the ordinary shares as of August 30, 2011.

(iii)
After the Company's initial public offering in March 2012, the fair values of ordinary shares were determined based on actual quoted prices (unadjusted) in the market.

        For the year ended December 31, 2011, 2012 and 2013, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$	$			$
As of January 1, 2011	—	—	—
Granted during the period	7,167,138	1.25	3.61 years	3.40	3.09	22,119,207

Outstanding as of December 31, 2011	7,167,138	1.25	3.06 years
Granted	758,048	2.51	3.26 years	1.91	0.59	449,469
Exercised	(146,316)	1.31	2.53 years	3.62	5.74	840,014
Forfeited	(376,028)	0.90	2.42 years	1.88

Outstanding as of December 31, 2012	7,402,842	1.16	2.16 years	4.13	7.76	57,439,086
Granted	450,569	0.72	3.03 years	8.88	41.12	18,525,384
Exercised	(1,905,026)	1.18	1.12 years	3.95	40.66	77,465,457
Forfeited	(507,625)	0.84	0.62 years	3.09

Outstanding as of December 31, 2013	5,440,760	1.18	1.37 years

Non-vested as of December 31, 2013	3,011,321			11.49

Options vested and expected to vest as of December 31, 2013	5,336,574	1.17	1.36 years			217,052,749

Exercisable as of December 31, 2013	3,090,376	0.96	1.03 years			126,337,151

        For the year ended December 31, 2011, 2012 and 2013, the Group recognized share-based payment expenses of $3,813,576, $7,369,081 and $8,348,740 in connection with the share options granted to employees, respectively. The total fair value of shares vested during 2012 and 2013 was $10,617,312 and $8,975,087 respectively.

        As of December 31, 2012 and 2013, there was $14,511,914 and $14,867,234 unrecognized compensation cost related to unvested share options granted to executive and employees of the Group respectively. The unvested share options expense relating to the stock options of the Group is expected to be recognized over a weighted-average period of 2.45 and 2.09 years on a straight-line basis schedule as of December 31, 2012 and 2013 respectively.

Option modification

        In July 2012, the Board of Directors approved an option modification to reduce the exercise price of 819,638 options from $2.52 to $0.50 per ordinary shares. All other terms of the share options granted under the 2011 stock option plan remain unchanged. The modification resulted in incremental compensation cost of $1,122,360, of which $484,862 and $239,073 was recorded during the year ended December 31, 2012 and 2013 respectively. The remaining $637,498 and $398,425 will be amortized over the remaining vesting period of the modified options up to August 2015 as of December 31, 2012 and 2013 respectively.

        The fair value of the options immediately before and after the aforementioned modification is estimated on that date using the Black-Scholes option pricing model with the assumptions noted below. The basis of the assumptions used is similar to those explained in this note above.

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50
(b)
Founders' unvested shares

        As described on note 10, the Founders' unvested ordinary shares pursuant to the Share Restricted Agreement dated February 21, 2011 and the Amended SRA dated April 11, 2011, were measured at grant date fair value and to be recognized as compensation expense over the vesting periods. The shares held by the Founders shall be 40% vested immediately, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2011; provided that the Founders remain full-time employees of the Group at the end of such month. The Company has the option to repurchase the ordinary shares held by the Founders in the event a Founder ceases to be a full-time employee of the Group for any reasons. The Company shall have an irrevocable and exclusive option to repurchase all the unvested shares held by Founders at par value, and all the shares (including vested shares) held by the Founders at fair market value.

        Before the Founders' unvested shares were vested and released from the repurchase rights, the Founders shall be entitled to all rights and privileges as shareholders of the ordinary shares, including voting rights and dividends. Therefore, these unvested shares were considered participating securities for the purpose of earnings (loss) per share calculation.

        On December 8, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders entered into the Termination Agreement to terminate the Amended SRA. This transaction in substance accelerated the vesting terms of services provided by the Founders related to their restricted stock awards, from the original vesting terms to December 8, 2011. Accordingly, this transaction was accounted for as a modification of the vesting conditions, and all unrecognized share-based compensation expense related to the Founders' unvested shares as of December 8, 2011 was expensed to profit or loss on that day.

(c)
Ordinary shares transferred to the Vice Chairman of the Board of Directors

        For the year ended December 31, 2011, the Group recorded share-based compensation expense of $63,908,618 related to the unvested shares of the Founders.

        On June 15, 2011, Elegant Motion, a company wholly-owned by the Chairman, transferred 1,521,007 ordinary shares to High Vivacity, a company wholly-owned by Mr. Hong, who is an employee and vice chairman of the board of directors of the Company. The transfer of shares was intended to compensate Mr. Hong's contribution for his services as an employee of the Company. In conjunction with the Reorganization of the Company that took place in 2011, Mr. Shen determined the number of ordinary shares and executed the share transfer on June 10, 2011. The Company considers June 10, 2011 as the grant date of the share award. Accordingly, the transaction was recognized as share-based compensation for past services of Mr. Arthur Xiaobo on the grant date. The Group recognized a share-based compensation of US$6,205,708 on June 15, 2011, based on the fair value of the Company's ordinary share of US$4.08 per share on that date multiple by 1,521,007 ordinary shares transferred.

        The following table summarizes information regarding the ordinary shares granted during the year ended December, 31 2011 as share-based compensation:

	Number of ordinary shares	Weighted average granted date fair value(A)
Ordinary shares granted as share-based compensation outstanding as of January 1, 2011	—	—
Granted (note 16(b))	18,632,250	3.43
Granted (note 16(c))	1,521,007	4.08
Vested	(20,153,257)

Outstanding as of December 31, 2011	—	—

Note A: The fair value of ordinary shares are determined using the same methodologies as described in note 15(a) footnote 6(i), with the assistance of an independent valuation firm.

(d)
Non-vested shares

        During 2012 and 2013, a total of 741,500 and 1,483,600 non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 stock incentive plan, respectively. The Company granted 367,500, 340,000, 34,000, 561,000, 10,000, 501,000 and 411,600 non-vested shares on June 1, September 30 and October 1, 2012 and January 1, March 22, April 1 and September 30, 2013, respectively. Most of these shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder's right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

        The Group recognized compensation expense over the four year service period on a straight line basis, and applied a forfeiture rate of 9% on 374,000 non-vested shares grant to certain employees during 2012 and 12% on 964,000 non-vested shares grant to certain employees during 2013. The aggregate fair value of the restricted shares at grant dates was $2,413,092 and $21,492,565 during 2012 and 2013 respectively. The fair values of non-vested shares are measured at the respective fair values of the Company's ordinary shares on the grant-dates, which was US$2.76, US$3.75 and US$3.70 on June 1, September 30 and October 1, 2012, and US$8.92, US$14.31, US$14.93 and US$21.21 on January 1, March 22, April 1 and September 1, 2013, respectively.

        As of December 31, 2012 and 2013 there was $2,059,168 and $17,383,954 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 3.62 years and 3.26 years respectively. The weighted average granted fair value of non-vested shares granted during the year ended December 31, 2012 and 2013 was $3.25 and $13.15 respectively. There has been no forfeiture of non-vested shares during the year ended December 31, 2012 and 2013.

(e)
Share-based compensation expenses

        For the years ended December 31, 2011, 2012 and 2013, share-based compensation expenses have been included in the following balances on the consolidated statements of income (loss) and comprehensive income (loss):

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Fulfillment expenses	(297,095)	(292,866)	(721,531)
Marketing expenses	(184,404)	(169,100)	(381,326)
Technology and content expenses	(729,420)	(897,133)	(3,275,228)
General and administrative expenses	(72,716,983)	(6,237,850)	(8,078,178)

	(73,927,902)	(7,596,949)	(12,456,263)